Shareholder Report, Average Annual Return (Details) 197242_Pzena Mid Cap Value Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.98%	7.06%	10.41%
Russell 1000 Total Return_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	16.73%	13.32%	15.32%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	19.33%	10.17%	11.30%